Fair value measurements - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Mar. 31, 2013
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets	¥ 31	[1]	¥ 15	[1]	¥ 92	[1]	¥ 52	[1]
Transfers out of Level 3, liabilities	15	[1]	11	[1]	45	[1]	14	[1]
Transfers into Level 3, Assets	27	[1]	56	[1]	29	[1]	108	[1]
Transfers into Level 3, liabilities	2	[1]	6	[1]	4	[1]	43	[1]
Gains/Losses from changes in fair value of the financial liabilities for which the fair value option was elected attributable to the change in creditworthiness	0		5		3		6
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables, more (less) than the principal balance of such loans	1				1				1
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings more (less) than the principal balance of such long-term borrowings	5				5				20
Concentrations of credit risk, percentage					20.00%				22.00%
Goodwill allocated to a certain reporting unit	4				4
Ashikaga Holdings Co., Ltd. [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Percentage of ownership of common stock					47.00%
Netting [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets			(10)	[1]	3		(6)
Transfers into Level 3, Assets	3		34	[1]			35	[1]
Interest rate contracts [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets	(1)	[1],[2]	(4)	[1],[2]	(3)	[1],[2]	(1)	[1],[2]
Transfers into Level 3, Assets	(1)	[1],[2]	32	[1],[2]	(3)	[1],[2]	35	[1],[2]
Recognized losses on derivatives when the transfer into Level 3 occurred			6		7		6
Equity contracts [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets	1	[1],[2]	(10)	[1],[2]	6	[1],[2]	(6)	[1],[2]
Transfers into Level 3, Assets	7	[1],[2]	(4)	[1],[2]	4	[1],[2]	(6)	[1],[2]
Recognized losses on derivatives when the transfer into Level 3 occurred	5				6
Credit contracts [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets	0	[1],[2]	2	[1],[2]	0	[1],[2]	(6)	[1],[2]
Transfers into Level 3, Assets	(2)	[1],[2]	1	[1],[2]	(1)	[1],[2]	1	[1],[2]
Foreign exchange contracts [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets	0	[1],[2]	2	[1],[2]	0	[1],[2]	13	[1],[2]
Transfers into Level 3, Assets	(1)	[1],[2]	5	[1],[2]	0	[1],[2]	5	[1],[2]
Structured notes [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Adjustment to Reflect Own Creditworthiness	7				7				8
Financial assets (excluding derivative assets) [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfer from Level 1 to Level 2, assets	418		13		427		281
Transfer from Level 2 to Level 1, assets	87		136		100		329
Transfers out of Level 3, assets	31		25		88		52
Transfers into Level 3, Assets	24		22		29		73
Non-trading debt securities [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfer from Level 1 to Level 2, assets							249
Equities [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Amount of discount or liquidity adjustment in inactive markets
Transfer from Level 1 to Level 2, assets	413		6		422		22
Transfer from Level 2 to Level 1, assets	87		134		94		324
Transfers out of Level 3, assets							5	[1]
Other [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfer from Level 1 to Level 2, assets			5				6
Transfer from Level 2 to Level 1, assets					6
Financial liabilities (excluding derivative liabilities) [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfer from Level 1 to Level 2 , liabilities	24		4		25		10
Transfer from Level 2 to Level 1, liabilities	20		100		22		371
Transfers out of Level 3, liabilities	15		11		45		14
Transfers into Level 3, liabilities			6				43
Trading liabilities [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfer from Level 1 to Level 2 , liabilities	23		4		24		10
Transfer from Level 2 to Level 1, liabilities	20		98		22		370
Bank and corporate debt securities and loans for trading purposes [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets	15		11		20	[1]	29	[1]
Transfers into Level 3, Assets	12		11		13	[1]	39	[1]
Commercial mortgage-backed securities ("CMBS") [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets							6	[1]
Foreign government, agency and municipal securities [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, assets	16				65	[1]	5	[1]
Transfers into Level 3, Assets	8		6		8	[1]	23	[1]
Long-term borrowings [Member]
Fair value, balance sheet grouping, financial statement captions [Line items]
Transfers out of Level 3, liabilities	14	[1]	10	[1]	43	[1]	13	[1]
Transfers into Level 3, liabilities	¥ 2	[1]	¥ 6	[1]	¥ 4	[1]	¥ 42	[1]

[1]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3 all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level all gains/ (losses) during the quarter are excluded from the table.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.